UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 FORM 13F
                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners LLP
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Address:   Level 34, Tower 42
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           25 Old Broad Street
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           London, United Kingdom
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           EC2N 1HQ
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Form 13F File Number:  028-14258
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
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Title:     Chief Compliance Officer
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Phone:     212-584-1161
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Signature, Place, and Date of Signing:

/s/ Stephen Ellwood            New York, New York       February 14, 2013
-------------------------   ------------------------  -----------------------
      [Signature]                 [City/State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        17
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Form 13F Information Table Value Total:        $273,988
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                                                (thousands)

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Included Managers:  None
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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMAZON COM INC            COM              023135106      307     1,225 SH       SOLE                    1,225      0    0
APPLE INC                 COM              037833100   10,697    20,100 SH  CALL SOLE                        0      0    0
APPLE INC                 COM              037833100   10,644    20,000 SH  PUT  SOLE                   20,000      0    0
CITIGROUP INC             COM NEW          172967424    9,890   250,000 SH       SOLE                  250,000      0    0
FORD MTR CO DEL           COM PAR $0.01    345370860   32,375 2,500,000 SH  CALL SOLE                        0      0    0
GENERAL MTRS CO           *W EXP 07/10/201 37045V126    8,278   353,583 SH  CALL SOLE                        0      0    0
GOOGLE INC                CL A             38259P508    8,489    12,000 SH       SOLE                   12,000      0    0
ISHARES INC               MSCI BRAZIL      464286400    4,907    87,700 SH  CALL SOLE                        0      0    0
ISHARES TR                DJ US REAL EST   464287739   30,253   467,800 SH  CALL SOLE                        0      0    0
MGM RESORTS INTERNATIONAL COM              552953101   32,015 2,801,000 SH       SOLE                2,801,000      0    0
MORGAN STANLEY            COM NEW          617446448    9,560   500,000 SH       SOLE                  500,000      0    0
NXP SEMICONDUCTORS N V    COM              N6596X109      567    21,549 SH       SOLE                   21,549      0    0
ORACLE CORP               COM              68389X105   10,758   328,500 SH       SOLE                  328,500      0    0
PENNEY J C INC            COM              708160106      695    35,300 SH  CALL SOLE                        0      0    0
SPDR S&P 500 ETF TR       TR UNIT          78462F103   97,426   700,000 SH  CALL SOLE                        0      0    0
TYCO INTERNATIONAL LTD    SHS              H89128104    1,463    50,000 SH       SOLE                   50,000      0    0
VIACOM INC NEW            CL B             92553P201    5,664   107,400 SH  CALL SOLE                        0      0    0
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